Contingent Liabilities - Additional Information (Detail) - Litigation [member] - CAD ($)	Apr. 30, 2020	Oct. 31, 2019
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 0	$ 0
Top of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses	$ 709,000,000	$ 606,000,000